Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jul. 28, 2011
Allocation Moderate Growth Portfolio (Prospectus Summary) | Allocation Moderate Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Allocation Moderate Growth Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Investment Goal
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Portfolio's investment goal is long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts"), in which the Portfolio is offered.
Please see your Variable Contract prospectus for more details on the separate account fees. As an investor in the Portfolio, you pay the expenses of the
Portfolio and indirectly pay a proportionate share of the expenses of the
Underlying Portfolios in which the Portfolio invests.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 17% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Expense Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies of the Portfolio
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Portfolio is structured as a "fund-of-funds" which means that it pursues its investment goal by investing its assets in a combination of the Trust's
Portfolios (collectively, the "Underlying Portfolios").

The Portfolio attempts to achieve its investment goal by investing its assets, under normal circumstances, among a combination of Underlying Portfolios, of which at least 30% and no more than 90% of its net assets will be invested in equity portfolios and at least 10% and no more than 70% of its net assets will be invested in fixed income portfolios.

The subadviser determines the Portfolio's target asset class allocation. The target asset class allocation is generally broken down into the following asset classes: large cap growth/value stocks, mid cap growth/value stocks, small cap stocks, international stocks, bonds (investment grade, high-yield, inflation-protected) and cash equivalents. Based on these target asset class allocations, the subadviser determines a target portfolio allocation in which the Portfolio will invest in the Underlying Portfolios. The target allocation percentages as of June 30, 2011 were:

                • Large cap growth/value stocks               33.5%
                • Mid cap growth/value stocks                 12.0%
                • Small cap stocks                             8.5%
                • International stocks                        21.0%
                • Bonds                                       22.0%
                • Treasury inflation protected securities      3.0%
                • Cash equivalents                             0.0%

The subadviser may change the target asset allocation percentage and may underweight or overweight such asset classes at its discretion. The percentage of the Portfolio's assets invested in any of the Underlying Portfolios will vary from time to time.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Portfolio
Risk, Narrative	rr_RiskNarrativeTextBlock
There can be no assurance that the Portfolio's investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the
Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Portfolio.

Asset Allocation Risk. The Portfolio's risks will directly correspond to the risks of the Underlying Portfolios in which it invests. The Portfolio is subject to the risk that the selection of the Underlying Portfolios and the allocation and reallocation of the Portfolio's assets among the various asset classes and market sectors may not produce the desired result.

Equity Securities Risk. The Portfolio invests primarily in Underlying Portfolios that invest in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Large-Capitalization Companies Risk. The Portfolio invests in Underlying
Portfolios that invest substantially in large-cap companies. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio's value may not rise as much as the value of portfolios that emphasize smaller companies.

Growth Stock Risk. The Portfolio may invest substantially in Underlying
Portfolios with an investment strategy that focuses on selecting growth-style stocks. Growth stocks can be volatile for several reasons. Since the issuers usually reinvest a high portion of earnings in their own business, growth stocks may lack the comfortable dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks. However, the market frequently rewards growth stocks with price increases when expectations are met or exceeded.

Value Investing Risk. The Portfolio may invest substantially in Underlying
Portfolios with an investment strategy that focuses on selecting value-style stocks. When investing in securities which are believed to be undervalued in the market, there is a risk that the market may not recognize a security's intrinsic value for a long period of time, or that a stock judged to be undervalued may actually be appropriately priced.

Risk of Investing in Bonds. The Portfolio may invest in Underlying Portfolios that invest principally in bonds, which may result in the value of your investment in the Portfolio to go up or down in response to changes in interest rates or defaults (or even the potential for future defaults) by bond issuers.
The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates; as interest rates rise the value of such securities typically falls, and as interest rates fall, the value of such securities typically rises. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

Interest Rate Fluctuations Risk. The Portfolio invests in Underlying Portfolios that invest substantially in fixed income securities. Fixed income securities may be subject to volatility due to changes in interest rates. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates; as interest rates rise the value of such securities typically falls, and as interest rates fall, the value of such securities typically rises. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

Small- and Medium-Capitalization Companies Risk. Companies with smaller market capitalization (particularly under $1 billion depending on the market) tend to be at early stages of development with limited product lines, market access for products, financial resources, access to new capital, or depth in management. It may be difficult to obtain reliable information and financial data about these companies. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements. Securities of medium sized companies are usually more volatile and entail greater risks than securities of large companies. In addition, small- and medium-cap companies may be traded in over-the-counter (OTC) markets as opposed to being traded on an exchange. OTC securities may trade less frequently and in smaller volume than exchange-listed stocks, which may cause these securities to be more volatile than exchange-listed stocks and may make it more difficult to buy and sell these securities at prevailing market prices. The Portfolios determine relative market capitalizations using U.S. standards. Accordingly, a
Portfolio's non-U.S. investments may have large capitalizations relative to market capitalizations of companies based outside the United States.

Foreign Investment Risk. The Portfolio may invest in Underlying Portfolios that may invest in foreign securities, which may cause the value of the Portfolio to be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities.

Indexing Risk. Many of the Underlying Portfolios in which the Portfolio invests have a passively-managed portion that is managed to track the performance of an index. That portion of the Underlying Portfolios will not sell securities in its portfolio or buy different securities over the course of a year other than in conjunction with changes in its target index, even if there are adverse developments concerning a particular security, company or industry. As a result, the Portfolio may suffer losses that might not be experienced with an investment in an actively-managed mutual fund.

Risk, Lose Money	rr_RiskLoseMoney	As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year and comparing the Portfolio's average annual returns to those of the S&P 500® Index, the Barclays Capital U.S. Aggregate Index and a Blended Index.
The Blended Index consists of 75% S&P 500® Index and 25% Barclays Capital U.S. Aggregate
Index.Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year and comparing the Portfolio's average annual returns to those of the S&P 500® Index, the Barclays Capital U.S. Aggregate Index and a Blended Index.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Class 3 Shares
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
During the periods shown in the bar chart, the highest return for a quarter was
16.76% (quarter ended June 30, 2009) and the lowest return for a quarter was
-18.40% (quarter ended December 31, 2008). The year to date calendar return as of June 30, 2011 was 4.58%.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2010)
Allocation Moderate Growth Portfolio (Prospectus Summary) | Allocation Moderate Growth Portfolio | Class 3
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The year to date calendar return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.58%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.40%)
Allocation Moderate Growth Portfolio | Barclays Capital U.S. Aggregate Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.17%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 14, 2005
Allocation Moderate Growth Portfolio | Blended Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Blended Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.31%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.47%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.69%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 14, 2005
Allocation Moderate Growth Portfolio | S&P 500® Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.83%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 14, 2005
Allocation Moderate Growth Portfolio | Class 3
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%
Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.19%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.33%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	135
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	421
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	729
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,601
Annual Return 2006	rr_AnnualReturn2006	14.02%
Annual Return 2007	rr_AnnualReturn2007	6.51%
Annual Return 2008	rr_AnnualReturn2008	(33.77%)
Annual Return 2009	rr_AnnualReturn2009	25.97%
Annual Return 2010	rr_AnnualReturn2010	12.65%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class 3 Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.65%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.68%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.41%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 14, 2005